CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]
OPERATING ACTIVITIES
Profit for the year	£ 9,098	£ 20,713
Income tax charge	(2,381)	7,205
Non-cash adjustments	46,207	31,833
Tax paid	(3,786)	(4,814)
Net changes in working capital	(12,716)	(3,314)
Net cash from operating activities	36,422	51,623
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(1,571)	(2,200)
Proceeds / (Loss) from disposal of non-current assets	36	(27)
Payment for acquisition of subsidiary, net of cash acquired	(5,900)	(6,710)
Other acquisition related settlements	0	(6,680)
Interest received	720	3,522
Net cash used in investing activities	(6,715)	(12,095)
FINANCING ACTIVITIES
Proceeds from sublease	64	87
Proceeds from borrowings	10,000	0
Repayment of borrowings	(30,842)	0
Repayment of lease liabilities	(6,159)	(6,295)
Repayment of lease interest	(989)	(1,125)
Interest and debt financing costs paid	(4,282)	(583)
Grant received	274	230
Proceeds from exercise of options	0	3,129
Net cash used in financing activities	(31,934)	(4,557)
Net change in cash and cash equivalents	(2,227)	34,971
Cash and cash equivalents at the beginning of the year	62,358	164,703
Net foreign exchange differences	(66)	(1,072)
Cash and cash equivalents at the end of the year	£ 60,065	£ 198,602

[1]	(1) The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities.